Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Investments [Abstract]
Schedule of Short-Term Investments	Investments consisted of the following.
		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities	$5,837,445	$5,837,445	$-	$-
Held-to-maturity debt securities	3,000,000	3,000,000	-	-
Long-term investment
Held-to-maturity debt securities	1,000,000	1,000,000	-	-
Total	$9,837,445	$9,837,445	$-	$-
		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Short-term investment
Trading securities	$2,408,772	$2,408,772	$-	$-
Held-to-maturity debt securities	1,881,576	1,881,576	-	-
Total	$4,290,348	$4,290,348	$-	$-

Schedule of Net Investment (Loss) Income	Net investment (loss) income for the years ended December 31, 2023, 2022 and 2021 consists of the following.
	December 31,
	2023	2022	2021
Gain (loss) from sales of short-term investments:
Trading securities	$31,097	$(30,848)	$3,945
Held-to-maturity debt securities	11,397	-	17,189
Unrealized holding income (loss) of short-term investments:
Trading securities	49,245	(2,722)	82,241
Held-to-maturity debt securities	184,018	14,207	-
Unrealized holding income of long-term investments:
Held-to-maturity debt securities	54,795	-	-
Net investment income (loss)	$330,552	$(19,363)	$103,375